                             SEI DAILY INCOME TRUST
                              GOVERNMENT PORTFOLIO
                             MONEY MARKET PORTFOLIO
                           PRIME OBLIGATION PORTFOLIO
                               TREASURY PORTFOLIO
                             TREASURY II PORTFOLIO
                       SUPPLEMENT DATED DECEMBER 8, 1997,
                 TO THE CLASS C PROSPECTUS DATED MAY 31, 1997.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December 8, 1997, the net asset value per share ("NAV") for the Prime Obligation Portfolio and the Treasury II Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO       CURRENT TIME TO CALCULATE THE NAV     NEW TIME TO CALCULATE THE NAV
Prime
Obligation      4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Treasury II     2:00 p.m., Eastern Time               2:30 p.m., Eastern Time

Effective March 23, 1998, the NAV for the Government Portfolio, the Money Market Portfolio and the Treasury Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO       CURRENT TIME TO CALCULATE THE NAV     NEW TIME TO CALCULATE THE NAV
Treasury        4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Government      4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Money Market    4:30 p.m., Eastern Time               5:00 p.m., Eastern Time

In accordance with these changes, the cutoff time for receipt by the Portfolios of purchase and redemption orders is the time of the calculation of NAV set forth above for each Portfolio. These changes shall become effective on December 8, 1997, for the Prime Obligation and Treasury II Portfolios, and on March 23, 1998, for the Treasury, Government and Money Market Portfolios.

The prospectus is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             SEI DAILY INCOME TRUST
                              GOVERNMENT PORTFOLIO
                             MONEY MARKET PORTFOLIO
                           PRIME OBLIGATION PORTFOLIO
                               TREASURY PORTFOLIO
                             TREASURY II PORTFOLIO
                   SUPPLEMENT DATED DECEMBER 8, 1997, TO THE
               CLASS A AND CLASS B PROSPECTUS DATED MAY 31, 1997.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December 8, 1997, the net asset value per share ("NAV") for the Prime Obligation Portfolio and the Treasury II Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO       CURRENT TIME TO CALCULATE THE NAV     NEW TIME TO CALCULATE THE NAV
Prime
Obligation      4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Treasury II     2:00 p.m., Eastern Time               2:30 p.m., Eastern Time

Effective March 23, 1998, the NAV for the Government Portfolio, the Money Market Portfolio and the Treasury Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO       CURRENT TIME TO CALCULATE THE NAV     NEW TIME TO CALCULATE THE NAV
Treasury        4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Government      4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Money Market    4:30 p.m., Eastern Time               5:00 p.m., Eastern Time

In accordance with these changes, the cutoff time for receipt by the Portfolios of purchase and redemption orders is the time of the calculation of NAV set forth above for each Portfolio. These changes shall become effective on December 8, 1997, for the Prime Obligation and Treasury II Portfolios, and on March 23, 1998, for the Treasury, Government and Money Market Portfolios.

The prospectus is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             SEI DAILY INCOME TRUST
                              GOVERNMENT PORTFOLIO
                             MONEY MARKET PORTFOLIO
                           PRIME OBLIGATION PORTFOLIO
                               TREASURY PORTFOLIO
                             TREASURY II PORTFOLIO
                   SUPPLEMENT DATED DECEMBER 8, 1997, TO THE
                   SWEEP CLASS PROSPECTUS DATED MAY 31, 1997.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December 8, 1997, the net asset value per share ("NAV") for the Prime Obligation Portfolio and the Treasury II Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO       CURRENT TIME TO CALCULATE THE NAV     NEW TIME TO CALCULATE THE NAV
Prime
Obligation      4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Treasury II     2:00 p.m., Eastern Time               2:30 p.m., Eastern Time

Effective March 23, 1998, the NAV for the Government Portfolio, the Money Market Portfolio and the Treasury Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO       CURRENT TIME TO CALCULATE THE NAV     NEW TIME TO CALCULATE THE NAV
Treasury        4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Government      4:30 p.m., Eastern Time               5:00 p.m., Eastern Time
Money Market    4:30 p.m., Eastern Time               5:00 p.m., Eastern Time

In accordance with these changes, the cutoff time for receipt by the Portfolios of purchase and redemption orders is the time of the calculation of NAV set forth above for each Portfolio. These changes shall become effective on December 8, 1997, for the Prime Obligation and Treasury II Portfolios, and on March 23, 1998, for the Treasury, Government and Money Market Portfolios.

The prospectus is hereby amended to reflect these changes.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.